Acquisition Activity - Schedule of Business Acquisitions (Detail) - USD ($) shares in Thousands, $ in Thousands	May 31, 2015	Mar. 31, 2015	Feb. 28, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-Equity consideration
Goodwill				$ 726,856	$ 724,603	$ 517,526
Florida Bank Group, Inc.
Equity consideration
Common stock issued (shares)			752,493
Total equity consideration			$ 47,497
Non-Equity consideration
Cash			42,988
Total consideration paid			90,485
Net assets acquired			73,043
Goodwill			$ 17,442
Old Florida Bancshares, Inc.
Equity consideration
Common stock issued (shares)		3,839,554
Total equity consideration		$ 242,007
Non-Equity consideration
Cash		11,145
Total consideration paid		253,152
Net assets acquired		152,375
Goodwill		$ 100,777
Georgia Commerce Bancshares Inc.
Equity consideration
Common stock issued (shares)	2,882,357
Total equity consideration	$ 185,249
Non-Equity consideration
Cash	5,015
Total consideration paid	190,264
Net assets acquired	103,569
Goodwill	$ 86,695